Basis of Financial Statements - Other Pronouncements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ 18	$ 4	$ 737	$ 1,162	$ 953
Other long-term investments	135		110	42
Increase in cash from investing activities	(32)	224	79	(191)	(681)
Increase in cash from financing activities	$ (136)	(249)	(1,029)	(428)	(193)
Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment on opening retained earning			(19)
Other long-term investments			(19)
Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities					2
Increase in net change in cash and cash equivalents		67	144	223	(29)
Increase in cash from investing activities		179	174	63	(110)
Increase in cash from financing activities		112	(30)	$ 160	$ 79
ASU 2016-18, movement of cash paid for investments pledged against secured trust deposits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities		(179)
ASU 2016-18, movement of the change in secured trust deposits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities		$ (112)
Accumulated Other Comprehensive Income | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment on opening retained earning			109
Retained Earnings | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment on opening retained earning			$ (128)